23. Share-based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation

23.	Share-based Compensation

The Company measures employee share-based compensation expense for all share-based compensation awards based on the grant-date fair value and recognizes the cost in the financial statements over the employee requisite service period.

During the year ended December 31, 2018, 2017 and 2016, the total share-based compensation expense was $2,756, $798, and $1,929, respectively. Among them, $2,726, $1,174, and $1,301 were attributable to continuing operations, respectively. The following table summarizes the consolidated share-based compensation expense from continuing operations, by type of awards:

	For the Years Ended
	December 31,	December 31,	December 31,
	2018	2017	2016
Employee stock options	$1,799	$886	$962
Restricted stock grants	927	288	339
Total share-based compensation expense	$2,726	$1,174	$1,301

The following table summarizes the consolidated share-based compensation by line items from continuing operations:

	For the Years Ended
	December 31, 2018	December 31, 2017	December 31, 2016
General and administrative	$2,579	$1,131	$1,274
Sales, marketing and customer service	147	43	27
Total share-based compensation expense	2,726	1,174	1,301
Total share-based compensation expense after income taxes	$2,726	$1,174	$1,301

As share-based compensation expense recognized in the consolidated statements of operations is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures. Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Determining Fair Value

Valuation and Amortization Method —The Company estimates the fair value of service-based and performance-based stock options granted using the Black-Scholes option-pricing formula. The fair value is then amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. In the case of performance-based stock options, amortization does not begin until it is determined that meeting the performance criteria is probable. Service-based and performance-based options typically have a five to ten-year life from date of grant and vesting periods of one to four years.

Expected Term —The Company’s expected term represents the period that the Company’s share-based awards are expected to be outstanding. For awards granted subject only to service vesting requirements, the Group utilizes the simplified method for estimating the expected term of the share-based award, instead of historical exercise data. For its performance-based awards, the Group has determined the expected term life to be 4 to 6.25 years based on contractual life and the seniority of the recipient.

Expected Volatility —The Company uses historical volatility of the price of its ordinary shares to calculate the volatility for its granted options.

Expected Dividend —The Company has never paid dividends on its ordinary shares and currently does not intend to do so, and accordingly, the dividend yield percentage is zero for all periods.

Risk-Free Interest Rate — The Company bases the risk-free interest rate used in the Black-Scholes valuation model upon the implied yield curve currently available on U.S. Treasury zero-coupon issues with a remaining term equal to the expected term used as the assumption in the model.

Assumptions used in the determination of the fair value of share-based payment awards using the Black-Scholes model for stock option grants were as follows:

	For the Years Ended
	December 31, 2018	December 31, 2017	December 31, 2016
Expected term	6.25	6.25	4
Risk-free interest rate	2.54%-3.03%	1.81%-2.30%	1.15% - 2.26%
Expected volatility	624%-756%	284%-763%	166% - 178%
Expected dividend yield	0%	0%	0%

Equity Incentive Plan

On November 15, 2006, subject to approval of the shareholders, the Company adopted the 2006 Equity Incentive Plan (the “2006 Plan”) which permits the Company to grant stock options to directors, officers or employees of the Company or others to purchase shares of Ordinary Stock of the Company through awards of incentive and nonqualified stock options (“Option”), stock (“Restricted Stock” or “Unrestricted Stock”) and stock appreciation rights (“SARs”). The Plan was approved by the shareholders on February 7, 2007.

The Company has granted time-based share options and restricted stock under the Plan to directors, officers, employees and individual consultants of the Company. The time-based options generally vest 25% annually and expire three to ten years from the date of grant. Total number of shares reserved and available for grant and issuance pursuant to the 2006 Plan is equal to 9% of the number of outstanding shares of the Company. Shares issued under the Plan will be drawn from authorized and unissued shares or shares now held or subsequently acquired by the Company. Outstanding shares of the Company shall, for purposes of such calculation, include the number of shares of stock into which other securities or instruments issued by the Company are currently convertible (e.g., convertible preferred stock, convertible debentures, or warrants for Ordinary Stock), but not outstanding options to acquire stock. (9% of the outstanding shares of 7,914,125 plus nil of outstanding warrants, less options and restricted stock outstanding and exercised since inception)

The exercise price of any Option will be determined by the Company when the Option is granted and may not be less than 100% of the fair market value of the shares on the date of grant, and the exercise price of any incentive stock option granted to a shareholder with a 10% or greater shareholding will not be less than 110% of the fair market value of the shares on the date of grant. The exercise price per share of a SAR will be determined by the Company at the time of grant, but will in no event be less than the fair market value of a share of Company’s stock on the date of grant.

On May 8, 2015, the Company adopted the 2015 Equity Incentive Plan (the “2015 Plan”) which permits the Company to grant stock options to directors, officers or employees of the Company or others to purchase shares of Ordinary Stock of the Company through awards of incentive and Option, Restricted Stock or Unrestricted Stock and SARs which was approved by the shareholders. The total number of shares which may be issued under the 2015 Plan is 9% of the number of outstanding and issued ordinary shares of the Company. The Option Price per Share shall be determined by the compensation committee of the Board (“Compensation Committee”), unless expressly approved by the Compensation Committee, shall not be less than 100% of the fair market value of the shares on the date an Option is granted.

During the year ended December 31, 2016, the Board of the Company considered and believed that it was advisable and in the best interest of the Company to terminate the share option grant agreements under 2006 Plan, and replace it with the ones under 2015 Plan. On May 20, 2016, the Board of Directors authorized and approved the replacement. A total number of 224 employees accepted the replacement, and the total number of options replaced represented 13,788 shares. The vesting schedule would be based on the remaining vesting period under the “2006 Plan” or 25% vested on each of the first, second, third, and fourth anniversaries of the grant date, which represents the date the new options was approved by the Board. The total incremental compensation cost resulting from the modifications was $1,263, which was amortized on straight-line basis over the remaining vesting period under the “2006 Plan” or the four-year vesting period under the “2015 Plan”.

During the year ended December 31, 2018, the Board of Directors approved the grants of RSUs to core management members and other management, pursuant to the terms of the 2015 Plan. The total number of RSUs granted is 663,460 shares. The vesting schedules are 100% vested at the grant date for all the grants. All these shares were issued to the management during the year ended December 31, 2018. The Group used the market price of its shares at grant date as the fair value of the RSUs in calculating the share based compensation expense.

The following table summarizes the Group’s stock option activities:

	Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value ($000)
Outstanding as of December 31, 2015	635,488	145	7.85	$87,401
Granted	268,490	47
Exercised	(1,000)	49
Forfeited/expired	(352,218)	169
Outstanding as of December 31, 2016	550,760	82	7.40	$60,032
Granted	325,300	4
Exercised	–	–
Forfeited/expired	(374,800)	36
Outstanding as of December 31, 2017	501,260	66	7.03	$769
Granted	287,000	13
Exercised	–	–
Forfeited/expired	(528,060)	10
Outstanding as of December 31, 2018	260,200	212	8.59	$–
Vested and exercisable as of December 31, 2018	76,900	29	9.12	$–
Expected to vest as of December 31, 2018	177,383	12	8.29	$–

The following table presents the exercise price and remaining life information about options exercisable at December 31, 2018:

Range of exercise price	Shares Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic ($000)
$118 - $172	750	7.13	172	–
$40 - $117	28,200	8.39	64	–
$2 - $39	47,950	9.58	6	–
	76,900			–

Changes in the Group’s non-vested stock awards are summarized as follows:

	Time-based Options		Restricted Stock
	Shares	Weighted Average Exercise Price Per Share	Shares	Weighted Average Grant-Date Fair Value Per Share
Non-vested as of December 31, 2015	559,658	$128	8,778	$178
Granted	268,491	47	–	–
Vested	(45,573)	110	(2,778)	178
Forfeited	(352,218)	169	(1,250)	177
Non-vested as of December 31, 2016	430,358	$46	4,750	$178
Granted	325,300	4	–	–
Vested	(100,663)	43	(2,187)	128
Forfeited	(275,075)	48	(1,250)	177
Non-vested as of December 31, 2017	379,920	$9	1,313	$264
Granted	287,000	13	663,460	1
Vested	(87,285)	25	(663,273)	1
Forfeited	(396,335)	13	(250)	185
Non-vested as of December 31, 2018	183,300	$8	1,250	$185

The total fair value of shares vested during the years ended December 31, 2018, 2017 and 2016 was $1,382, $2,955 and $2,423, respectively. There were no changes to the contractual life of any fully vested options during the years ended December 31, 2018, 2017 and 2016.

Following is a summary of our restricted stock awards as follows:

	Number of Shares	Weighted Average Grant-Date Fair Value
Restricted stock units at December 31, 2015	218,309	151
Granted	–	–
Forfeited	(1,250)	177
Restricted stock units at December 31, 2016	217,059	151
Granted	–	–
Forfeited	(1,250)	177
Restricted stock units at December 31, 2017	215,809	151
Granted	663,460	1
Forfeited	(250)	185
Restricted stock units at December 31, 2018	879,019	38